THE MAINSTAY FUNDS
                                   Value Fund
                                Equity Index Fund

                         Supplement dated March 3, 1999
                    to the Prospectus dated September 1, 1998


Richard A. Rosen has assumed Jeffrey A. Simon's responsibilities as a Portfolio Manager of the Value Fund. Mr. Simon is no longer with MacKay-Shields Financial Corporation ("MacKay-Shields"), the investment sub-adviser to the Value Fund. Accordingly, Mr. Simon's biography which appears on page 44 of the prospectus is hereby deleted and replaced with Mr. Rosen's biography as follows: Mr. Rosen is a Director at MacKay-Shields in the Equity Division. He joined MacKay-Shields in January 1999 after working as a Managing Director responsible for equity securities at Prudential Investments from August 1991 to January 1999.

Stephen B. Killian serves as a Portfolio Manager of the Equity Index Fund along with James A. Mehling. Accordingly, Mr. Killian's biography is hereby added to page 39 of the prospectus as follows: Mr. Killian is a Vice President with portfolio management responsibility for international equity funds, active quantitative equity portfolios and development of quantitative strategies at Monitor Capital. He joined Monitor Capital in 1997 after working as a Partner and Senior Portfolio Manager at RhumbLine Advisers from 1992 to 1997. Mr. Killian is a candidate in the CFA Program.

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                               THE MAINSTAY FUNDS
                                   Value Fund
                                Equity Index Fund

                         Supplement dated March 3, 1999
                       to the Prospectus dated May 1, 1998


Richard A. Rosen has assumed Jeffrey A. Simon's responsibilities as a Portfolio Manager of the Value Fund. Mr. Simon is no longer with MacKay-Shields Financial Corporation ("MacKay-Shields"), the investment sub-adviser to the Value Fund. Accordingly, Mr. Simon's biography which appears on page 46 of the prospectus is hereby deleted and replaced with Mr. Rosen's biography as follows: Mr. Rosen is a Director at MacKay-Shields in the Equity Division. He joined MacKay-Shields in January 1999 after working as a Managing Director responsible for equity securities at Prudential Investments from August 1991 to January 1999.

Stephen B. Killian serves as a Portfolio Manager of the Equity Index Fund along with James A. Mehling. Accordingly, Mr. Killian's biography is hereby added to page 41 of the prospectus as follows: Mr. Killian is a Vice President with portfolio management responsibility for international equity funds, active quantitative equity portfolios and development of quantitative strategies at Monitor Capital. He joined Monitor Capital in 1997 after working as a Partner and Senior Portfolio Manager at RhumbLine Advisers from 1992 to 1997. Mr. Killian is a candidate in the CFA Program.